Basis of presentation - Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Basis of presentation
Restricted cash and cash equivalents	$ 0	$ 500
Escrow amounts		$ 125